UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

INVESTMENT COMPANY ACT FILE NUMBER: 811-05083

VAN ECK VIP TRUST

(Exact name of registrant as specified in its charter)

335 Madison Avenue - 19th Floor, New York, N.Y.	10017
(Address of principal executive offices)	(Zip Code)

John J. Crimmins

Treasurer & Chief Financial Officer

VIP Global Hard Assets Fund

335 Madison Avenue - 19th Floor

New York, N.Y. 10017

(Name and address of agent for service)

Registrant’s telephone number, including area code: (212)293-2000

Date of fiscal year end:	December 31
Date of reporting period:	September 30, 2013

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 100 F Street, Washington, DC 20549. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

ITEM 1. Schedule of Investments.

VAN ECK VIP GLOBAL HARD ASSETS FUND

SCHEDULE OF INVESTMENTS

September 30, 2013 (unaudited)

Number of Shares		Value
COMMON STOCKS: 95.1%
Brazil: 0.0%
1,614,800	Brazilian Resources, Inc. (CAD) * # §	$132,302

Canada: 7.2%
52,600	Agrium, Inc. (USD)	4,419,978
429,100	Eldorado Gold Corp. (USD)	2,879,261
763,600	First Quantum Minerals Ltd.	14,218,580
184,100	Goldcorp, Inc. (USD)	4,788,441
454,519	Kinross Gold Corp. (USD)	2,295,321
600,900	New Gold, Inc. (USD) *	3,593,382
		32,194,963

Kuwait: 2.7%
389,061	Kuwait Energy Co. K.S.C.C. * # § ø	1,185,757
3,501,548	Kuwait Energy Plc * # § ø	10,780,501
		11,966,258

Monaco: 0.4%
166,000	Scorpio Tankers, Inc. (USD)	1,620,160

Norway: 1.0%
100,400	SeaDrill Ltd. #	4,509,282

Switzerland: 7.6%
4,392,465	Glencore Xstrata Plc (GBP) #	23,918,267
150,200	Noble Corp. (USD)	5,673,054
307,200	Weatherford International Ltd. (USD) *	4,709,376
		34,300,697

United Kingdom: 4.0%
3,102,200	Afren Plc * #	6,939,623
15,000	African Minerals Ltd. * # ø	54,620
285,500	African Minerals Ltd. * #	1,039,598
848,820	Ophir Energy Plc * #	4,575,441
74,400	Randgold Resources Ltd. (ADR)	5,321,832
		17,931,114

United States: 72.2%
100,905	Alpha Natural Resources, Inc. *	601,394
217,000	Anadarko Petroleum Corp.	20,178,830
71,200	Archer-Daniels-Midland Co.	2,623,008
153,600	Atwood Oceanics, Inc. *	8,454,144
217,600	Cameron International Corp. *	12,701,312
223,300	Cimarex Energy Co.	21,526,120
120,500	Cloud Peak Energy, Inc. *	1,767,735
181,050	Concho Resources, Inc. *	19,700,051
245,000	Consol Energy, Inc.	8,244,250
50,100	Cummins, Inc.	6,656,787
145,700	Delek US Holdings, Inc.	3,072,813
66,500	Diamond Offshore Drilling, Inc.	4,144,280
118,900	Diamondback Energy, Inc. *	5,069,896
82,000	Dril-Quip, Inc. *	9,409,500
69,000	EOG Resources, Inc.	11,680,320
26,300	Green Plains Renewable Energy, Inc.	422,115
40,000	Gulfport Energy Corp. *	2,573,600
545,500	Halcon Resources Corp. *	2,416,565
392,300	Halliburton Co.	18,889,245
221,100	HollyFrontier Corp.	9,310,521
54,100	Jacobs Engineering Group, Inc. *	3,147,538
414,300	Louisiana-Pacific Corp. *	7,287,537
539,300	Marathon Oil Corp.	18,810,784
118,900	Marathon Petroleum Corp.	7,647,648
164,000	National Oilwell Varco, Inc.	12,810,040
209,750	Newfield Exploration Co. *	5,740,858
216,600	Newmont Mining Corp.	6,086,460
127,200	Occidental Petroleum Corp.	11,898,288
133,000	Pioneer Natural Resources Co.	25,110,400
243,600	Schlumberger Ltd.	21,524,496
181,400	SM Energy Co.	14,002,266
194,900	Steel Dynamics, Inc.	3,256,779
203,200	Superior Energy Services, Inc. *	5,088,128
116,400	Tesoro Corp.	5,119,272
157,000	United States Steel Corp.	3,232,630
56,618	Whiting Petroleum Corp. *	3,388,587
		323,594,197

Total Common Stocks (Cost: $367,132,694)		426,248,973

WARRANTS: 0.0%
Canada: 0.0%
24,704	Kinross Gold Corp. (CAD 21.30, expiring 09/17/14) *	1,439

United States: 0.0%
419,074	Far East Energy Corp. (USD 1.25, expiring 12/28/14) * # §	3,143

Total Warrants (Cost: $29,072)		4,582

EXCHANGE TRADED FUND: 0.9% (Cost: $3,933,621)
32,500	SPDR Gold Trust *	4,165,525

MONEY MARKET FUND: 4.2% (Cost: $18,561,428)
18,561,428	AIM Treasury Portfolio - Institutional Class	18,561,428

Total Investments: 100.2% (Cost: $389,656,815)		448,980,508
Liabilities in excess of other assets: (0.2)%		(862,670)
NET ASSETS: 100.0%		$448,117,838

ADR	American Depositary Receipt
CAD	Canadian Dollar
GBP	British Pound
USD	United States Dollar
*	Non-income producing
#	Indicates a fair valued security which has not been valued utilizing an independent quote, but has been valued pursuant to guidelines established by the Board of Trustees. The aggregate value of fair valued securities is $53,138,534 which represents 11.9% of net assets.
§	Illiquid Security — the aggregate value of illiquid securities is $12,101,703 which represents 2.7% of net assets.
ø	Restricted security - the aggregate value of restricted securities is $12,020,878, or 2.7% of net assets.

Restricted securities held by the Fund as of September 30, 2013 are as follows:

Security	Acquisition Date	Number of Shares	Acquisition Cost	Value	% of Net Assets
African Minerals Ltd.	07/02/2009	15,000	$61,440	$54,620	0.0%
Kuwait Energy Co. K.S.C.C.	08/06/2008	389,061	1,176,489	1,185,757	0.3
Kuwait Energy Plc	12/19/2011	3,501,548	10,588,404	10,780,501	2.4
			$11,826,333	$12,020,878	2.7%

Summary of Investments by Sector (unaudited)	% of Investments	Value
Basic Materials	16.5%	$74,010,931
Consumer, Non-cyclical	0.6	2,623,008
Energy	73.4	329,811,937
Industrial	4.2	18,712,022
Industrial Metals	0.2	1,094,218
Precious Metals	0.0	1,439
Exchange Traded Fund	0.9	4,165,525
Money Market Fund	4.2	18,561,428
	100.0%	$448,980,508

The summary of inputs used to value the Fund’s investments as of September 30, 2013 is as follows:

	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Value
Common Stocks
Brazil	$—	$—	$132,302	$132,302
Canada	32,194,963	—	—	32,194,963
Kuwait	—	—	11,966,258	11,966,258
Monaco	1,620,160	—	—	1,620,160
Norway	—	4,509,282	—	4,509,282
Switzerland	10,382,430	23,918,267	—	34,300,697
United Kingdom	5,321,832	12,609,282	—	17,931,114
United States	323,594,197	—	—	323,594,197
Warrants
Canada	1,439	—	—	1,439
United States	—	3,143	—	3,143
Exchange Traded Fund	4,165,525	—	—	4,165,525
Money Market Fund	18,561,428	—	—	18,561,428
Total	$395,841,974	$41,039,974	$12,098,560	$448,980,508

The following table reconciles the valuation of the Fund’s Level 3 investment securities and related transactions during the period ended September 30, 2013:

	Common Stocks
	Brazil	Kuwait
Balance as of December 31, 2012	$294,364	$11,696,433
Realized gain (loss)	—	—
Net change in unrealized appreciation (depreciation)	(162,062)	269,825
Purchases	—	—
Sales	—	—
Transfers in and/or out of level 3	—	—
Balance as of September 30, 2013	$132,302	$11,966,258

The following table presents additional information about valuation methodologies and inputs used for investments that are measured at fair value and categorized within Level 3 as of September 30, 2013:

	Value as of September 30, 2013	Valuation Technique	Unobservable Input Description (1)	Unobservable Input		Impact to Valuation from an Increase in Input (2)
Common Stocks
Brazil	$132,202	Discount Cash Flow	Discount for lack of market	25%		Decrease
Kuwait	11,966,258	Market comparable companies	Production Multiple	65.0	x	Increase
			EBITDA Multiple	5.8	x	Increase
			Reserve multiple	13.0	x	Increase
		Black Scholes	Duration to conversion	0.75		Decrease
			Price Volatility	40%		Decrease

(1) In determining certain of these inputs, management evaluates a variety of factors including economic condition, industry and market developments, market valuations of comparable companies and company specific developments. EBITDA means Earnings Before Interest Taxes, Depreciation and Amortization.

(2) This column represents the directional change in the fair value of the Level 3 investments that would result from an increase to the corresponding unobservable input. A decrease to the unobservable input would have the opposite effect. Significant increases or decreases in these inputs in isolation could result in significantly higher or lower fair value measurements.

See Notes to Schedule of Investments

VAN ECK VIP GLOBAL HARD ASSETS FUND

NOTES TO SCHEDULE OF INVESTMENTS

September 30, 2013 (unaudited)

Security Valuation–The Fund values its investments in securities and other assets and liabilities carried at fair value daily. Fair value is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants on the measurement date. Securities traded on national exchanges or traded on the NASDAQ National Market System are valued at the last sales price as reported at the close of each business day. Securities traded on the NASDAQ Stock Market are valued at the NASDAQ official closing price. Over-the-counter securities not included in the NASDAQ National Market System and listed securities for which no sale was reported are valued at the mean of the bid and ask prices. To the extent these securities are actively traded they are categorized as Level 1 in the fair value hierarchy (as described below). Certain foreign securities, whose values may be affected by market direction or events occurring before the Fund’s pricing time (4:00 p.m. Eastern Standard Time) but after the last close of the securities’ primary market, are fair valued using a pricing service and are categorized as Level 2 in the fair value hierarchy. The pricing service considers the correlation of the trading patterns of the foreign security to intraday trading in the U.S. market, based on indices of domestic securities and other appropriate indicators such as prices of relevant ADR’s and futures contracts. The Fund may also fair value securities in other situations, such as, when a particular foreign market is closed but the Fund is open. Short-term obligations with more than sixty days remaining to maturity are valued at market value. Short-term obligations with sixty days or less to maturity are valued at amortized cost, which with accrued interest approximates fair value. Money market fund investments are valued at net asset value and are classified as Level 1 in the fair value hierarchy. Forward foreign currency contracts are valued at the spot currency rate plus an amount (“points”), which reflects the differences in interest rates between the U.S. and foreign markets. Securities for which quotations are not available are stated at fair value as determined by the Pricing Committee of Van Eck Associates Corporation (the “Adviser”) appointed by the Board of Trustees. The Pricing Committee provides oversight of the Fund’s valuation policies and procedures, which are approved by the Fund’s Board of Trustees.  Among other things, these procedures allow the Fund to utilize independent pricing services, quotations from securities dealers, and other market sources to determine fair value.  The Pricing Committee convenes regularly to review the fair vaue of financial instruments for which market prices are not readily available. The Pricing Committee employs various methods for calibrating the valuation approaches utilized to determine fair value, including a regular review of key inputs and assumptions, transactional back-testing and disposition analysis.

Certain factors such as economic conditions, political events, market trends, the nature of and duration of any restrictions on disposition, trading in similar securities of the issuer or comparable issuers and other security specific information are used to determine the fair value for these securities. Depending on the relative significance of valuation inputs, these securities may be classified either as Level 2 or Level 3 in the fair value hierarchy. The price which the Fund may realize upon sale of an investment may differ materially from the value presented in the Schedule of Investments.

The Fund utilizes various methods to measure the fair value of most of its investments on a recurring basis which includes a hierarchy that prioritizes inputs to valuation methods used to measure fair value. The fair value hierarchy gives highest priority to unadjusted quoted prices in active markets for identical assets and liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The transfers between levels of the fair value hierarchy assume the financial instruments were transferred at the beginning of the reporting period. The three levels of the fair value hierarchy are described below:

Level 1 – Quoted prices in active markets for identical securities.

Level 2 – Significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).

Level 3 – Significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments).

A summary of the inputs, the levels used to value the Fund’s investments, and transfers between levels are located in the Schedule of Investments. Additionally, tables that reconcile the valuation of the Fund’s Level 3 investments and that present additional information about valuation methodologies and unobservable inputs, if applicable, are located in the Schedule of Investments.

Income Taxes–For Federal income tax purposes, the identified cost of investments owned at September 30, 2013 was $398,014,153 and net unrealized appreciation aggregated $50,966,355 of which $93,265,666 related to appreciated securities and $42,299,311 related to depreciated securities.

ITEM 2. Controls and Procedures.

(a)	The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30a-3 (c)) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15 (b)).

(b)	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

ITEM 3. Exhibits.

Certifications of principal executive officer and principal financial officer as required by Rule 30a-2(a) under the Investment Company Act of 1940 are attached as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Van Eck VIP Global Hard Assets Fund

By John J. Crimmins, Treasurer & Chief Financial Officer, Van Eck VIP Global Hard Assets Fund

Date: November 26, 2013

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By Jan F. van Eck, Chief Executive Officer, Van Eck VIP Global Hard Assets Fund

Date: November 26, 2013

By John J. Crimmins, Treasurer & Chief Financial Officer, Van Eck VIP Global Hard Assets Fund

Date: November 26, 2013